Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - SGD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Net cash used in operating activities	$ (1,528,674)	$ (2,682,635)
Net cash generated from/(used in) investing activities	69,604	(85,782)
Net cash (used in)/generated from financing activities	(9,173)	12,503,505
Net (decrease)/ increase in cash and cash equivalents	(1,468,243)	9,735,088
Effect of exchange rate changes on cash and cash equivalents	4,853	16,557
Cash and cash equivalents at the beginning of the fiscal period	8,577,947	66,184
Cash and cash equivalents at the end of the fiscal period	$ 7,114,557	$ 9,817,829